Tax, Unrecognised Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 57,478	$ 60,249
Total unrecognised deferred tax assets	131,145	129,954
Expiring between 2038 and 2046 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	279,600
Expiring between 2037 to 2045 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses		235,500
Australian, Canadian and US Operations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	422,400	257,600
Tax losses - capital [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	4,613	4,378
Tax losses - capital [Member] | Australian, Canadian and US Operations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	15,400	14,600
Tax losses - revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 69,054	$ 65,327